CornerCap Group of Funds
Manager's Report to the Shareholders
For the Semiannual Period Ended September 30, 2000

Dear Shareholder:

Attached are the portfolio valuation and financial reports for the semiannual period ended September 30, 2000. As of that date, the share net asset values (NAVs) and semiannual returns were as follows:
CornerCap Small Cap Value Fund	$ 9.86	11.2%
CornerCap Balanced Fund	$11.07	3.4%
CornerCap Emerging Growth Fund	$13.29	N/A*
(* Mutual fund created on July 31, 2000)

The above semiannual returns do not illustrate the extremes that we have experienced in the market this year. To summarize the market year to date, for the first ten weeks of the year, the more speculative technology and telecommunication sectors continued the torrid pace they had set in 1999. Through March 10, 2000, the NASDAQ was up 24% while most other indices were down. Over this ten-week period, our Small Cap Value Fund and Balanced Fund were down 5.6% and 6.5%, respectively.

Since March 10, 2000, the higher risk stocks have plummeted. As of this writing, the technology-heavy NASDAQ is down 45% from March 10 to November 29. Over this period, our two value-oriented funds have actually appreciated. Since March 10, 2000, the Small Cap Value Fund is up 20.0%, and the Balanced Fund is up 1.0%. For the calendar year to date through November 29, 2000, the Small Cap Value Fund is up 2.7%, and the Balanced Fund is down 2.6%, outpacing essentially all of the major stock indices.

As you would expect, our new Emerging Growth Fund has participated in this decline but to a lesser degree than the comparable benchmarks. The purpose of this fund is to invest in micro-cap and small-cap stocks that offer high growth potential. By design, the fund is more speculative, and it will tend to have an overweighting in areas such as computer technology, medical technology, and communications. For the quarter to date through November 29, 2000, this fund is down 18.7%. Two comparable indices, the Russell 2000 Growth Index and the Wilshire Small Cap Growth Index, are down 22.6% and 27.1%, respectively. The Emerging Growth Fund has declined 18.5% since inception (July 31, 2000).

In addition to the above three CornerCap funds, we also offer several Federated mutual funds through our mutual fund company. These are all no-load funds, and they have reasonable expense ratios. The Federated funds include a money market fund, a bond fund, a high-yield bond fund, an international equity fund, and an equity index fund. Our purpose in offering this array of mutual funds is to enable CornerCap to adequately diversify a client's assets that are not sufficient to build a portfolio of directly held stocks and/or bonds. By properly structuring every client's long-term investments, we know that we will be able to control the investment risks and capture the returns for each asset class.

We are moving from a market that was dominated by greed to a market that is more concerned with fear. Many investors who reacted to greed are now realizing significant losses. The same will be true with fear. Successful investors are not reactive but rather are consistently proactive with a long-term investment plan.

CornerCap Investment Counsel
November 30, 2000

CORNERCAP
SMALL-CAP VALUE FUND

SEMIANNUAL REPORT TO SHAREHOLDERS

A Series of
CornerCap Group of Funds
A "Series" Investment Company

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2000
The Peachtree, Suite 1700	Advisor:	(800) 728-0670
1355 Peachtree Street, NE	Administrator:	(888) 81-FUNDS
Atlanta, Georgia 30309	Telecopier:	(404) 870-0770

CORNERCAP SMALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2000 (Unaudited)

_______________________________________________________________________________________________
Shares		Value (Note 1-A)
COMMON STOCKS -- 94.7%

	Aeorspace/Defense -- 8.8%
15,300	B.F. Goodrich	403,631
17,750	Moog Inc. Class A	$534,719
		938,350

	Apparel -- 3.0%
17,800	Kellwood Co.	320,288

	Automotives -- 4.9%
16,800	Arvinmeritor	246,750
57,500	TBC Corp. *	280,313
		527,063
	Bank -- 6.9%
18,800	Pacific Century Financial Corp	321,950

	Beverages -- 4.2%
8,800	Constellation Brands *	444,050

	Capital Goods -- 2.0%
11,000	Manitowoc	211,750

	Construction -- 2.4%
8,600	Fluor Corp.	258,000

	Consumer Durables -- 5.1%
9,600	Salton	310,200
7,500	Maytag	232,969
		543,169
	Diversified -- 2.4%
13,500	National Service Industries	264,094
13,100	Standex International Corp.	252,994
		517,088
	Drug Industry -- 3.3%
18,600	ICN Pharmaceuticals, Inc.	352,450

	Educational Services -- 4.9%
19,400	ITT Educational Services, Inc.	526,225

	Electrical Equipment -- 3.4%
17,300	Ametek, Inc.	366,544

	Food Processing -- 6.0%
11,300	Universal Corp.	331,938
21,900	Ralcorp Holdings *	309,338
		641,276

CORNERCAP SMALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS - (Continued)

September 30, 2000 (Unaudited)

_______________________________________________________________________________________________
Shares		Value (Note 1-A)
COMMON STOCKS - 94.7%

	Furniture -- 2.9%
14,300	Haverty Furniture	312,813

	Healthcare Equipment & Services -- 1.9%
7,000	Lincare Holdings	200,813

	Holdings Company -- 2.9%
6,100	Crane Company	313,959

	Industrial Services -- 4.1%
11,300	ABM Industries	307,219
73,000	Health Management Systems *	130,000
		437,219
	Machinery -- 2.9%
19,100	Flowserve Corporation	313,956

	Packaging and Containers -- 2.6%
13,500	Ball Corp.	272,513

	Recreation -- 9.2%
7,600	Anchor Gaming *	604,675
10,600	Polaris Industries	373,650
		978,325
	Restaurant -- 4.0%
48,700	NPC International *	424,508

	Securities Brokerage -- 2.2%
6,500	A.G. Edwards, Inc.	235,406

	Technology Hardware & Equipment -- 2.8%
6,700	Adaptec	176,713

	Technology Software -- 1.5%
40,000	Informix	165,000

	Thrift -- 3.9%
18,300	Washington Federal	416,325

	Total Common Stocks (Cost $10,210,212)	10,215,749

Principal Amount			Value (Note 1-A)
SHORT-TERM INVESTMENTS - 5.1%

$523,559	UMB Bank Short-Term Authorized Demand Notes
	(Cost $523,559)		523,559
	Total Investments (Cost $10,733,771) (a)	99.8%	10,739,308
	Liabilities in Excess of Other Assets - Net	0.2%	24,060
	Net Assets	100.00%	$10,763,368
		======	=========

	* Non income producing security
	(a)	Aggregate cost for federal income tax purpose is $10,733,771.

	At September 30, 2000, unrealized appreciation (depreciation) of
	securities for federal income tax purposes is as follows:

	Gross unrealized appreciation		$1,692,571
	Gross unrealized depreciation		(1,687,033)
	Net unrealized appreciation
			$5,538
			=========

_______________________________________________________________________________________________

See accompanying notes to financial statements

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

Six-Months Ended September 30, 2000

_______________________________________________________________________________________________
ASSETS
Investments at market value,
(Identified cost $10,733,771) (Note 1-A)	$10,215,749
Cash	512,450
Receivable for investment securities sold	0
Interest receivable	2,300
Dividends receivable	18,296
Receivable for Fund shares sold	21,000
Insurance and Reserves	11,109
Total assets	10,780,904

LIABILITIES
Payable for investment securities purchased	0
Payable for fund shares redeemed	4,186
Advisory fee payable	8,870
Service fees payable	4,480

Total liabilities	17,536

NET ASSETS
(Applicable to 1,092,044 shares outstanding, unlimited shares authorized)	$10,763,368
=========

NET ASSET VALUE OFFERING AND REPURCHASE
PRICE PER SHARE
($10,763,368 -- 1,092,044 shares)	$9.86
====

NET ASSETS
At September 30, 2000, net assets consisted of:
Paid-in capital	$10,911,281
Undistributed net investment income	81,034
Accumulated net realized loss on investments	(249,506)
Net unrealized appreciation	5,538
Extraordinary items	15,021
$10,763,368
=========

_______________________________________________________________________________________________

See accompanying notes to financial statements

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF OPERATIONS

Six-Months Ended September 30, 2000 (Unaudited)

_______________________________________________________________________________________________

INVESTMENT INCOME
Income
Dividends	$113,763
Interest income	14,601
Extraordinary income	15,246
Total income	143,610

Expenses
Management fee (Note 2)	56,108
Service fees (Note 2)	28,054
Total expenses	84,162
Net investment income	59,447

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain from security transactions	396,144
Unrealized appreciation of investments	727,569
Net gain on investments	1,123,713

$1,183,160
=======

 _______________________________________________________________________________________________

See accompanying notes to financial statements

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Six-Months Ended September 30, 2000 (Unaudited)

_______________________________________________________________________________________________
	Six-Months Ended	Year Ended
	September 30, 2000	March 31, 2000
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$59,447	$69,137
Net realized gain (loss) on investments	396,144	712,874
Increase (decrease) in unrealized appreciation
of investments	727,569	(179,827)
Net increase (decrease) in net assets
resulting from operations	1,183,160	602,184

Distributions to shareholders from
Net investment income ($0.00 and $0.06 per share, respectively)	--	(76,271)
Realized gains ($0.00 and $1.15 per share, respectively)	--	(1,432,888)
Total distributions	--	(1,509,159)

Capital share transactions (a)
Increase (Decrease) in net assets resulting from
capital share transactions	(1,910,243)	308,766
Total increase (decrease) in net assets	(728,567)	(598,209)

NET ASSETS
Beginning of period	11,491,934	12,090,143
End of period
(including undistributed net investment income of
$ 11,654 and $33,790, respectively)	$10,763,367	$11,491,934
	=========	=========

(a)	Summary of capital share activity follows:

		Six-Months Ended		Year Ended
		September 30, 2000		March 31, 2000
		Shares	Value	Shares	Value
	Shares sold	90,003	$ 831,027	171,424	$ 1,809,754
	Shares issued on
	reinvested of distributions	0	0	166,795	1,492,812
		90,003	$ 831,027	338,219	3,302,566
	Shares redeemed	(293,966)	(2,741,270)	(307,128)	(2,993,800)
	Net increase	(203,963)	$ (1,910,243)	31,091	$ 308,766
		========	==========	=======	==========

 _______________________________________________________________________________________________

See accompanying notes to financial statements

CORNERCAP SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the sixth month period)

________________________________________________________________________________________________

Years Ended March 31,

	Six-Months Ended September 30,	Years Ended March 31
	2000	2000	1999	1998	1997

Per Share Operating Performance
Net asset value, beginning of year	$8.87	$9.56	$14.85	$11.68	$9.81

Income from investment operations -
Net investment income	0.050	.06	.04	.21	.02
Net realized and unrealized gain (loss) on investments	0.937	.46	(3.85)	5.05	1.93
Total from investment operations	0.987	.52	(3.81)	5.26	1.95

Less distributions from
Net investment income	--	(.06)	--	(.22)	(.01)
Realized gains	--	(1.15)	(1.48)	(1.87)	(.07)
Total distributions	--	(1.21)	(1.48)	(2.09)	(.08)
Net asset value, end of year	$9.86	$8.87	$9.56	$14.85	$11.68
	======	=======	======	======	=======
Total Return	11.16%	5.30%	(25.98)%	47.69%	19.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)	$10,763	$11,492	$12,090	$17,942	$12,856

Ratios to average net assets
Expenses	0.75%	1.50%	1.50%	1.56%	1.71%
Net investment income	0.53%	0.53%	0.23%	0.17%	0.19%

Portfolio turnover rate	41.25%	37.13%	39.16%	48.82%	37.13%

_______________________________________________________________________________________________

See accompanying notes to financial statements

CORNERCAP SMALL-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2000

_______________________________________________________________________________________________
(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Small-Cap Value Fund (the "Fund") was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

A.

Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the ove r-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

B.

Security Transactions, Investment Income and Other - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

C.

Distributions to Shareholders - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

D.

Accounting Estimates - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CORNERCAP SMALL-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2000
(2)	TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the "Advisor"), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.

(3)	PURCHASES AND SALES OF SECURITIES

For the six-month period ended September 30, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,889,717 and $3,475,518 respectively.
(4)	FEDERAL INCOME TAXES

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its share-holders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.